Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-Based Compensation
11.	STOCK-BASED COMPENSATION
In June 2014, the Company adopted the 2014 Equity Incentive Plan (“the Plan”), which provided for the issuance of incentive stock options, nonstatutory stock options, stock appreciation rights, and restricted stock to eligible participants. Options granted under the Plan may be either incentive stock options or nonqualified stock options. Incentive stock options (ISO) may be granted only to the Company’s employees (including officers and directors). Nonqualified stock options (NSO) may be granted to the Company’s employees and consultants.
Under the Plan, options to purchase common stock awards were granted at no less than 100% of the fair value of the Company’s common stock on the date of the grant, as determined by the board of directors (100% of fair value for incentive stock options and 110% of fair value in certain instances). All options granted through
September
 30, 2021 and December 31, 2020 have been at 100% of the fair value of the Company’s common stock. Options generally vest with respect to 25% of the shares one year after the options’ vesting commencement date, and the remainder vest in equal monthly installments over the following 36 months or the entire options vest in equal monthly installments over 48 months. Options generally vest over a four-year period and must be exercised within ten years after grant. In the event of voluntary or involuntary termination of employment with the Company for any reason, with or without cause, all unvested options are forfeited and all vested options must be exercised within a
90-day
period or they are forfeited, although the board of directors can approve an extension of the exercise period beyond the 90 day limit. The Company has not granted any stock appreciation rights as of
September
 30, 2021 and December 31, 2020. The Company has not granted any restricted stock units as of December 31, 2020.
At
September
 30, 2021 and December 31, 2020, there were 30,365,648 and 22,874,790 share awards outstanding, respectively, and 1,857,870 and 12,845,397 shares available for issuance by the Company, respectively, under the Plan.
The Company recognized stock-based compensation expense on all awards in the following categories in the condensed consolidated statement of operations and comprehensive loss for the three and nine months ended September 30, 2021 and 2020 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue	$121	$9	$174	$27
Operations and technology	408	151	897	478
General and administrative	1,121	306	2,489	835

Total stock-based compensation expense	$1,650	$466	$3,560	$1,340

Stock Options
A summary of the status of the stock options as of September 30, 2021, and changes during the nine months then ended is presented below (in thousands except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance at December 31, 2020	22,874,390	0.62	7.71	$51,134
Options granted	10,231,800	3.10
Options exercised	(3,496,669)	0.51
Options cancelled	(2,150,860)	1.39

Balance at September 30, 2021	27,458,661	1.50	7.92	$53,458

Options exercisable as of September 30, 2021	12,775,564	0.68	6.78	$35,397

Vested and expected to vest— September 30, 2021	27,383,661	1.50	7.91	$53,458

There were no stock options granted during the three months ended September 30, 2021 and 2020. The weighted-average grant date fair value of options granted was
 $1.69 and $0.42,
during the nine months ended September 30, 2021, and 2020, respectively. The total intrinsic value of options exercised was
$1.2 million and $0.1
million during the three months ended September 30, 2021 and 2020, respectively, and $9.5 million and $0.4 million during the nine months ended September 30, 2021 and 2020, respectively.
The Company records compensation expense on a straight-line basis over the vesting period. As of
September
 30, 2021, and 2020, there was approximately $16.0 million and $4.2 million, respectively of total unrecognized stock-based compensation expense related to unvested employee options, which is expected to be recognized over a weighted-average period of 3.1 and 2.8 years, respectively.
Restricted Stock Units (RSU)
The following table summarizes information pertaining to RSUs during the nine months ended September 30, 2021 (in thousands, except for weighted-average grant-date fair value):

	Number of RSUs	Weighted-Average Grant Date Fair Value per Share
Outstanding at December 31, 2020	—	$—
Granted	3,026	3.45
Released	—	—
Cancelled/Forfeited	(119)	3.45

Outstanding at September 30, 2021	2,907	$3.45

The fair value of the RSUs is based on the market value of the underlying shares at the date of grant. The RSU grants’ vesting periods are either subject to both a service and performance-based condition or only a service-based condition. The service-based vesting requirements are satisfied as to
25% on the first anniversary of the vesting commencement date, and the remaining 75% vesting in substantially equal quarterly installments for three years thereafter, subject to continued service through each vesting date. The performance-based vesting conditions will be satisfied upon the occurrence of a liquidity event, which would include consummation of the Merger (Note 18).
T
he Company recognized stock-based compensation expense related to RSUs amounting to $158 thousand for both the three and nine months ended September 30, 2021, and $0 for both the three and nine months ended September 30, 2020.
A
s of September 30, 2021, there was a total of $10.0 million of unrecognized stock-based compensation expense related to RSUs as either the related performance-based condition or service-based condition was not met.

12.	STOCK-BASED COMPENSATION
In June 2014, the Company adopted the 2014 Equity Incentive Plan (“the Plan”), which provided for the issuance of incentive stock options, nonstatutory stock options, stock appreciation rights, and restricted stock to eligible participants. Options granted under the Plan may be either incentive stock options or nonqualified stock options. Incentive stock options (ISO) may be granted only to the Company’s employees (including officers and directors). Nonqualified stock options (NSO) may be granted to the Company’s employees and consultants.
Under the Plan, options to purchase common stock awards were granted at no less than 100% of the fair value of the Company’s common stock on the date of the grant, as determined by the board of directors (100% of fair value for incentive stock options and 110% of fair value in certain instances). All options granted through December 31, 2020 and 2019 have been at
100
% of the fair value of the Company’s common stock. Options generally vest with respect to 25% of the shares one year after the options’ vesting commencement date, and the remainder vest in equal monthly installments over the following 36 months or the entire options vest in equal monthly installments over 48 months. Options generally vest over a four-year period and must be exercised within ten years after grant. In the event of voluntary or involuntary termination of employment with the Company for any reason, with or without cause, all unvested options are forfeited and all vested options must be exercised within a
90-day
period or they are forfeited, although the board of directors can approve an extension of the exercise period beyond the 90 day limit. The Company has not granted any stock appreciation rights or outstanding restricted stock units as of December 31, 2020 and 2019.
At December 31, 2020 and 2019, there were 22,874,690 and 21,628,240 stock options outstanding, respectively, and 12,845,397 and 4,354,889 shares available for issuance by the Company, respectively, under the Plan.
A summary of the status of the stock options as of December 31, 2020 and 2019, and changes during the years then ended are presented below (in thousands except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance at January 1, 2019	17,467,312	$0.31	8.29	$2,177
Options granted	10,331,400	0.89
Options exercised	(2,276,594)	0.21
Options cancelled	(3,893,878)	0.41

Balance at December 31, 2019	21,628,240	0.58	8.49	$6,783
Options granted	4,229,800	0.89
Options exercised	(802,253)	0.41
Options cancelled	(2,181,097)	0.74

Balance at December 31, 2020	22,874,690	0.62	7.71	$51,134

Options exercisable as of December 31, 2020	12,289,789	0.49	7.00	$29,151

Vested and expected to vest—December 31, 2020	22,874,690	$0.62	7.71	$51,134

The weighted-average grant date fair value of options granted during the years ended December 31, 2020 and 2019 was $0.42 and $0.41, respectively. The total intrinsic value of options exercised during the years ended December 31, 2020 and 2019 was $1.0 million and $0.9 million respectively.
The Company records compensation expense on a straight-line basis over the vesting period. As of December 31, 2020 and 2019, there was approximately $3.7 million and $4.3 million, respectively, of total unrecognized stock-based compensation expense related to unvested employee options, which is expected to be recognized over a weighted-average period of 2.5 years and 3.3 years, respectively.
The Company recognized stock-based compensation expense on all awards in the following categories in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2020 and 2019 (in thousands):

	Years Ended December 31,
	2020	2019
Cost of revenue	$34	$15
Operations and technology	631	484
General and administrative	1,084	295

Total stock-based compensation expense	$1,749	$794